Employee Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) plan	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Total expense under employee benefit plans	$ 2.4	$ 2.1	$ 1.7
Company matching contributions (approximately)	$ 0.3	0.3	$ 0.3
Number of defined benefit plans | plan	4
Liability under the defined benefit plans	$ 6.6	$ 5.0